Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 11 – Income Taxes

Information as of December 31 and for the year follows:

(Dollars in thousands)

	2011	2010	2009

Provision for Income Taxes
Current federal income tax expense	$682	$817	$215
Deferred federal income tax expense/(benefit)	378	(163)	(410)

Income tax expense/(benefit)	$1,060	$654	$(195)

	2011	2010	2009

Reconciliation of Income Tax Provision to Statutory Rate
Income tax computed at statutory federal rate of 34%	$1,555	$1,144	$436
Tax exempt interest income	(437)	(483)	(608)
Tax exempt earnings on bank-owned life insurance	(121)	(122)	(124)
Nondeductible interest expense	16	25	44
Other items	47	90	57

Income tax expense/(benefit)	$1,060	$654	$(195)

Effective income tax rate	23%	19%	(15)%

Components of Deferred Tax Assets and Liabilities	2011	2010

Deferred tax assets:
Allowance for loan losses	$779	$773
Deferred compensation	341	377
Write-downs on other real estate owned	339	309
Alternative minimum tax credit carryforward	75	154
Nonaccrual loan interest	57	124
Purchase accounting adjustments from merger	39	83
Other	231	259

Total deferred tax assets	1,861	2,079

Deferred tax liabilities:
Depreciation	1,382	1,142
Unrealized gains on securities available for sale	1,157	369
Purchase accounting adjustments from merger	743	883
Loan servicing rights	108	118
Post-retirement benefits obligation	87	95
Other	186	116

Total deferred tax liabilities	3,663	2,723

Net deferred tax liabilities	$(1,802)	$(644)

ChoiceOne had a deferred tax asset of $45,000 as of December 31, 2011 and $69,000 as of December 31, 2010 that resulted from capital losses incurred on the sales of equity securities in 2009 and 2010. A capital loss of $72,000 was carried back to 2007 during 2011 which utilized $24,000 of the deferred tax asset. A valuation allowance of $45,000 had been recorded as of December 31, 2011 and December 31, 2010 due to the uncertainty as to ChoiceOne's ability to generate capital gains in the future that can offset the capital loss carryforward. ChoiceOne also had a deferred tax asset of $44,000 as of December 31, 2011 and $42,000 as of December 31, 2010 that was related to unexercised stock options. A valuation allowance for the entire balance had been recorded due to the fact that the exercise price of all of the options was higher than the market price of ChoiceOne's stock as of the end of both 2011 and 2010. The valuation allowances totaling $89,000 as of December 31, 2011 and $87,000 as of December 31, 2010 have been netted against the total deferred tax assets listed above.